12. Fair value measurement (Details - ILIAD and Streeterville Capital) - Derivative Liability [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ILIAD Convertible Bond [Member] | Measurement Input, Expected Term [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0.31-0.40	0.84-1.00
ILIAD Convertible Bond [Member] | Measurement Input, Price Volatility [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	75%-122%	111.94%-119.90%
ILIAD Convertible Bond [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	1.56%-1.58%	0.07%-0.12%
ILIAD Convertible Bond [Member] | Measurement Input, Expected Dividend Rate [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0%	0%
Streeterville Convertible Bond [Member] | Measurement Input, Expected Term [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0.41-0.5
Streeterville Convertible Bond [Member] | Measurement Input, Price Volatility [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	120%-160%
Streeterville Convertible Bond [Member] | Measurement Input, Risk Free Interest Rate [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	1.6%-2.38%
Streeterville Convertible Bond [Member] | Measurement Input, Expected Dividend Rate [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0%